Nuveen Symphony High Yield Income Fund
(formerly known as Nuveen Symphony Credit Opportunities Fund)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 96.4%
	CORPORATE BONDS – 70.3%
	Aerospace & Defense – 0.8%
$2,500	TransDigm Inc	6.000%	7/15/22	B-	$2,525,000
2,000	TransDigm Inc, 144A	6.250%	3/15/26	Ba3	2,092,500
4,500	Total Aerospace & Defense				4,617,500
	Auto Components – 0.6%
1,800	Allison Transmission Inc, 144A	5.875%	6/01/29	BB	1,894,500
1,750	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A	6.250%	5/15/26	BB	1,817,813
3,550	Total Auto Components				3,712,313
	Beverages – 0.6%
3,700	Cott Holdings Inc, 144A	5.500%	4/01/25	B1	3,769,375
	Building Products – 1.0%
3,410	Builders FirstSource Inc, 144A	5.625%	9/01/24	BB-	3,514,585
2,700	Hillman Group Inc/The, 144A	6.375%	7/15/22	CCC	2,396,250
6,110	Total Building Products				5,910,835
	Capital Markets – 0.6%
3,700	LPL Holdings Inc, 144A	5.750%	9/15/25	BB-	3,787,875
	Chemicals – 0.6%
3,600	PQ Corp, 144A	5.750%	12/15/25	B	3,640,500
	Commercial Services & Supplies – 1.8%
1,750	Allied Universal Holdco LLC, 144A, (WI/DD)	6.625%	7/15/26	N/R	1,778,437
2,700	Covanta Holding Corp	5.875%	7/01/25	B1	2,808,000
900	IAA Inc, 144A	5.500%	6/15/27	BB-	936,000
2,580	Multi-Color Corp, 144A	4.875%	11/01/25	B	2,712,225
1,650	Ritchie Bros Auctioneers Inc, 144A	5.375%	1/15/25	BB	1,709,813
590	Tervita Escrow Corp, 144A	7.625%	12/01/21	B+	600,154
10,170	Total Commercial Services & Supplies				10,544,629
	Communications Equipment – 1.8%
3,435	Avaya Inc, 144A, (3), (4)	7.000%	4/01/19	N/R	—
11,050	Avaya Inc, 144A, (3), (4)	10.500%	3/01/21	N/R	—
3,600	CommScope Inc	6.000%	3/01/26	Ba1	3,690,000
4,000	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	4,100,000
850	ViaSat Inc, 144A	5.625%	9/15/25	B	835,125
      0

Nuveen Symphony High Yield Income Fund (continued)
(formerly known as Nuveen Symphony Credit Opportunities Fund)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Communications Equipment (continued)
$1,800	ViaSat Inc, 144A	5.625%	4/15/27	BB+	$1,872,000
24,735	Total Communications Equipment				10,497,125
	Construction & Engineering – 0.5%
3,000	Great Lakes Dredge & Dock Corp	8.000%	5/15/22	B	3,176,250
	Construction Materials – 0.1%
850	Summit Materials LLC / Summit Materials Finance Corp, 144A	5.125%	6/01/25	BB	852,125
	Consumer Finance – 1.6%
930	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B-	774,076
1,700	DAE Funding LLC, 144A	4.500%	8/01/22	BB+	1,725,500
2,000	Navient Corp	6.625%	7/26/21	BB	2,117,500
850	Provident Funding Associates LP / PFG Finance Corp, 144A	6.375%	6/15/25	B1	799,000
2,750	Refinitiv US Holdings Inc, 144A	6.250%	5/15/26	BB+	2,828,375
1,100	Verscend Escrow Corp, 144A	9.750%	8/15/26	CCC+	1,144,000
9,330	Total Consumer Finance				9,388,451
	Containers & Packaging – 4.1%
4,670	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	4.625%	5/15/23	BB	4,745,887
4,400	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	6.000%	2/15/25	B	4,554,000
3,150	Cascades Inc, 144A	5.500%	7/15/22	BB-	3,161,813
1,890	Graphic Packaging International LLC	4.125%	8/15/24	BB+	1,918,350
5,627	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC, 144A	5.125%	7/15/23	B+	5,732,506
2,000	Sealed Air Corp, 144A	5.125%	12/01/24	BB+	2,100,000
1,750	Sealed Air Corp, 144A	5.500%	9/15/25	BB+	1,863,750
23,487	Total Containers & Packaging				24,076,306
	Diversified Financial Services – 0.9%
2,300	ASP AMC Merger Sub Inc, 144A	8.000%	5/15/25	CCC	1,380,000
3,825	MSCI Inc, 144A	4.750%	8/01/26	BB+	3,968,438
6,125	Total Diversified Financial Services				5,348,438
	Diversified Telecommunication Services – 2.2%
3,000	CenturyLink Inc	5.800%	3/15/22	BB	3,127,500
750	Cogent Communications Group Inc, 144A	5.625%	4/15/21	B-	760,313
3,300	Intelsat Luxembourg SA	7.750%	6/01/21	Ca	3,159,750
1,455	Level 3 Financing Inc	5.125%	5/01/23	BB	1,467,149
1,900	Qualitytech LP / QTS Finance Corp, 144A	4.750%	11/15/25	BB	1,881,000
2,000	Sprint Capital Corp	6.875%	11/15/28	B+	2,070,000
750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	777,187
13,155	Total Diversified Telecommunication Services				13,242,899

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electrical Equipment – 0.2%
$1,325	EnerSys, 144A	5.000%	4/30/23	BB+	$1,349,605
	Energy Equipment & Services – 1.6%
4,000	FTS International Inc	6.250%	5/01/22	B	3,710,000
1,320	McDermott Technology Americas Inc / McDermott Technology US Inc, 144A	10.625%	5/01/24	B3	1,233,777
1,300	Oceaneering International Inc	6.000%	2/01/28	BB+	1,287,000
1,320	Seven Generations Energy Ltd, 144A	5.375%	9/30/25	BB	1,270,500
850	Transocean Guardian Ltd, 144A	5.875%	1/15/24	B+	864,321
851	Transocean Pontus Ltd, 144A	6.125%	8/01/25	B+	876,015
9,641	Total Energy Equipment & Services				9,241,613
	Entertainment – 0.4%
1,500	Lions Gate Capital Holdings LLC, 144A	6.375%	2/01/24	B2	1,576,875
900	Netflix Inc, 144A	5.375%	11/15/29	BB-	955,971
2,400	Total Entertainment				2,532,846
	Equity Real Estate Investment Trust – 1.4%
3,200	CyrusOne LP / CyrusOne Finance Corp	5.000%	3/15/24	BBB-	3,288,000
4,775	GLP Capital LP / GLP Financing II Inc	5.375%	4/15/26	BBB-	5,163,112
7,975	Total Equity Real Estate Investment Trust				8,451,112
	Food & Staples Retailing – 0.9%
915	Albertsons LLC / Safeway Inc	6.625%	6/15/24	BB-	948,169
1,800	New Albertsons LP	8.000%	5/01/31	B-	1,764,000
2,695	Performance Food Group Inc, 144A	5.500%	6/01/24	BB-	2,752,269
5,410	Total Food & Staples Retailing				5,464,438
	Food Products – 1.8%
1,370	Chobani LLC / Chobani Finance Corp Inc, 144A	7.500%	4/15/25	CCC+	1,280,950
3,000	JBS Investments GmbH, 144A	6.250%	2/05/23	BB	3,060,000
2,820	Pilgrim's Pride Corp, 144A	5.750%	3/15/25	BB	2,862,300
1,000	Pilgrim's Pride Corp, 144A	5.875%	9/30/27	BB	1,036,250
2,500	Post Holdings Inc, 144A	5.500%	3/01/25	B+	2,581,250
10,690	Total Food Products				10,820,750
	Gas Utilities – 0.6%
3,300	Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	BB-	3,345,375
	Health Care Equipment & Supplies – 0.7%
850	AMN Healthcare Inc, 144A	5.125%	10/01/24	Ba2	867,145
1,000	Avantor Inc, 144A	9.000%	10/01/25	BB	1,115,000
1,500	Hill-Rom Holdings Inc, 144A	5.000%	2/15/25	BB	1,545,000
820	Hologic Inc, 144A	4.375%	10/15/25	BB-	831,275
4,170	Total Health Care Equipment & Supplies				4,358,420

Nuveen Symphony High Yield Income Fund (continued)
(formerly known as Nuveen Symphony Credit Opportunities Fund)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Health Care Providers & Services – 2.4%
$2,168	Encompass Health Corp	5.750%	11/01/24	B+	$2,207,674
1,900	HCA Inc	5.375%	9/01/26	Ba2	2,047,250
1,000	Molina Healthcare Inc	5.375%	11/15/22	BB-	1,040,000
1,900	Molina Healthcare Inc, 144A	4.875%	6/15/25	BB-	1,928,500
1,350	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	1,414,125
900	Vizient Inc, 144A	6.250%	5/15/27	B	950,670
2,700	WellCare Health Plans Inc	5.250%	4/01/25	BB	2,814,750
2,000	West Street Merger Sub Inc, 144A	6.375%	9/01/25	CCC	1,850,000
13,918	Total Health Care Providers & Services				14,252,969
	Health Care Technology – 0.4%
2,500	Change Healthcare Holdings LLC / Change Healthcare Finance Inc, 144A	5.750%	3/01/25	B-	2,537,500
	Hotels, Restaurants & Leisure – 9.1%
3,750	1011778 BC ULC / New Red Finance Inc, 144A	4.250%	5/15/24	BB-	3,792,188
1,865	Boyd Gaming Corp	6.375%	4/01/26	B	1,972,946
1,700	Boyne USA Inc, 144A	7.250%	5/01/25	B1	1,840,250
2,750	Caesars Resort Collection LLC / CRC Finco Inc, 144A	5.250%	10/15/25	B-	2,750,000
2,600	Eldorado Resorts Inc	6.000%	4/01/25	B	2,733,250
940	Hilton Domestic Operating Co Inc	4.250%	9/01/24	BB+	954,100
1,000	Hilton Domestic Operating Co Inc, 144A	4.875%	1/15/30	BB+	1,031,667
3,400	International Game Technology PLC, 144A	6.250%	2/15/22	BB+	3,591,250
3,550	Interval Acquisition Corp	5.625%	4/15/23	BB	3,603,250
3,100	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	3,200,750
875	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A	4.750%	6/01/27	BB	896,875
900	Marriott Ownership Resorts Inc / ILG LLC	6.500%	9/15/26	BB	965,250
3,775	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB+	4,067,562
2,400	Penn National Gaming Inc, 144A	5.625%	1/15/27	B+	2,370,000
6,500	Scientific Games International Inc	6.625%	5/15/21	CCC+	6,589,375
500	Scientific Games International Inc, 144A	5.000%	10/15/25	Ba3	505,000
1,100	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, 144A	7.000%	7/15/26	B-	1,163,250
1,700	Station Casinos LLC, 144A	5.000%	10/01/25	B-	1,704,250
2,750	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp, 144A	5.875%	5/15/25	B-	2,708,750
1,800	Twin River Worldwide Holdings Inc, 144A	6.750%	6/01/27	B	1,876,500
3,400	Wyndham Hotels & Resorts Inc, 144A	5.375%	4/15/26	Ba2	3,557,250
2,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	4.250%	5/30/23	BB	1,995,000
52,355	Total Hotels, Restaurants & Leisure				53,868,713
	Household Durables – 0.9%
1,000	Beazer Homes USA Inc	8.750%	3/15/22	B3	1,040,000
2,250	Shea Homes LP / Shea Homes Funding Corp, 144A	5.875%	4/01/23	BB-	2,295,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Household Durables (continued)
$1,800	William Lyon Homes Inc	6.000%	9/01/23	B+	$1,827,000
5,050	Total Household Durables				5,162,000
	Independent Power & Renewable Electricity Producers – 0.4%
2,500	Pattern Energy Group Inc, 144A	5.875%	2/01/24	BB-	2,537,500
	Industrial Conglomerates – 0.2%
1,800	Aptim Corp, 144A	7.750%	6/15/25	CCC+	1,377,000
	Insurance – 0.2%
1,250	Fidelity & Guaranty Life Holdings Inc, 144A	5.500%	5/01/25	BB+	1,296,875
	Internet Software & Services – 0.3%
1,700	j2 Cloud Services LLC / j2 Global Co-Obligor Inc, 144A	6.000%	7/15/25	BB	1,780,750
	IT Services – 1.7%
2,750	Booz Allen Hamilton Inc, 144A	5.125%	5/01/25	B+	2,791,250
4,000	CDW LLC / CDW Finance Corp	5.500%	12/01/24	Ba2	4,276,000
2,700	Go Daddy Operating Co LLC / GD Finance Co Inc, 144A	5.250%	12/01/27	B+	2,794,500
9,450	Total IT Services				9,861,750
	Life Sciences Tools & Services – 0.2%
900	IQVIA Inc, 144A	5.000%	5/15/27	BB	929,250
	Machinery – 1.1%
3,510	Apex Tool Group LLC / BC Mountain Finance Inc, 144A	9.000%	2/15/23	CCC+	3,132,675
1,000	Cloud Crane LLC, 144A	10.125%	8/01/24	B	1,075,000
2,400	USA Compression Partners LP / USA Compression Finance Corp	6.875%	4/01/26	BB-	2,537,760
6,910	Total Machinery				6,745,435
	Media – 10.8%
1,500	AMC Entertainment Holdings Inc	5.750%	6/15/25	B3	1,389,450
900	AMC Entertainment Holdings Inc	6.125%	5/15/27	B3	801,000
2,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	5/01/25	BB+	2,067,500
3,500	CCO Holdings LLC / CCO Holdings Capital Corp, 144A, (DD1)	5.375%	6/01/29	BB+	3,613,750
3,500	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	CCC+	3,797,500
3,790	CSC Holdings LLC, 144A	5.375%	7/15/23	BB	3,894,225
2,000	CSC Holdings LLC, 144A	5.500%	4/15/27	BB	2,100,000
2,500	DISH DBS Corp	5.875%	7/15/22	BB-	2,537,500
1,500	DISH DBS Corp	5.000%	3/15/23	BB-	1,449,375
900	Entercom Media Corp, 144A	6.500%	5/01/27	B2	936,000
1,750	EW Scripps Co/The, 144A	5.125%	5/15/25	B	1,680,000
3,890	Gray Television Inc, 144A	5.125%	10/15/24	BB-	3,962,938
8,000	iHeartCommunications Inc, 144A, (3), (4)	11.250%	3/01/21	N/R	—

Nuveen Symphony High Yield Income Fund (continued)
(formerly known as Nuveen Symphony Credit Opportunities Fund)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)
$31,633	iHeartCommunications Inc, (3), (4)	12.000%	8/01/21	N/R	$ —
850	iHeartCommunications Inc	6.375%	5/01/26	BB-	901,778
1,564	iHeartCommunications Inc	8.375%	5/01/27	B-	1,638,610
5,035	Intelsat Luxembourg SA	8.125%	6/01/23	CCC-	3,889,538
3,800	Lamar Media Corp	5.750%	2/01/26	BB	3,994,750
1,890	Nexstar Broadcasting Inc, 144A	5.625%	8/01/24	B	1,957,965
1,900	Nexstar Escrow Inc, 144A, (WI/DD)	5.625%	7/15/27	B	1,947,500
4,975	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	4,968,781
2,700	Outfront Media Capital LLC / Outfront Media Capital Corp	5.000%	8/15/27	N/R	2,763,990
2,000	Quebecor Media Inc	5.750%	1/15/23	Ba2	2,140,000
2,000	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	2,050,400
1,400	Univision Communications Inc, 144A	5.125%	2/15/25	B	1,331,750
2,200	UPCB Finance IV Ltd, 144A	5.375%	1/15/25	BB+	2,261,182
1,600	Videotron Ltd, 144A	5.125%	4/15/27	Ba1	1,670,000
2,300	Virgin Media Secured Finance PLC, 144A	5.250%	1/15/26	BB+	2,356,833
1,800	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	1,824,750
103,377	Total Media				63,927,065
	Metals & Mining – 0.1%
850	Steel Dynamics Inc	4.125%	9/15/25	BB+	845,750
	Oil, Gas & Consumable Fuels – 5.4%
1,000	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	1/15/28	BBB-	990,000
1,810	California Resources Corp, 144A	8.000%	12/15/22	B-	1,364,287
1,640	Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B-	1,631,800
2,700	Cheniere Energy Partners LP	5.250%	10/01/25	BB	2,791,125
1,576	Denbury Resources Inc, 144A	9.250%	3/31/22	B	1,477,500
665	Denbury Resources Inc, 144A	7.750%	2/15/24	B3	551,950
3,710	Holly Energy Partners LP / Holly Energy Finance Corp, 144A	6.000%	8/01/24	BB	3,858,400
2,350	Murphy Oil Corp	6.875%	8/15/24	BBB-	2,467,500
1,750	Murphy Oil Corp	5.750%	8/15/25	BBB-	1,813,700
1,500	Parsley Energy LLC / Parsley Finance Corp, 144A	6.250%	6/01/24	BB-	1,560,000
750	Parsley Energy LLC / Parsley Finance Corp, 144A	5.250%	8/15/25	BB-	761,250
1,890	PDC Energy Inc	6.125%	9/15/24	BB-	1,890,000
5,000	Peabody Energy Corp, 144A	6.000%	3/31/22	BB	5,118,750
1,820	QEP Resources Inc	5.625%	3/01/26	BB-	1,710,800
700	Rex Energy Corp	8.000%	10/01/20	N/R	9,625
2,000	Whiting Petroleum Corp	5.750%	3/15/21	BB	1,995,000
1,750	WPX Energy Inc	5.750%	6/01/26	BB-	1,811,250
32,611	Total Oil, Gas & Consumable Fuels				31,802,937

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Paper & Forest Products – 0.6%
$950	Louisiana-Pacific Corp	4.875%	9/15/24	BB+	$965,438
2,250	Norbord Inc, 144A	6.250%	4/15/23	BB+	2,376,562
3,200	Total Paper & Forest Products				3,342,000
	Personal Products – 0.4%
2,300	Revlon Consumer Products Corp	5.750%	2/15/21	CCC	2,058,500
	Pharmaceuticals – 2.6%
4,049	Advanz Pharma Corp	8.000%	9/06/24	B-	3,917,407
1,750	Bausch Health Americas Inc, 144A	8.500%	1/31/27	B	1,924,160
1,137	Bausch Health Cos Inc, 144A	5.875%	5/15/23	B	1,150,212
1,800	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	1,865,250
1,875	Catalent Pharma Solutions Inc, 144A	4.875%	1/15/26	B+	1,903,125
2,000	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	B+	2,035,000
1,750	Eagle Holding Co II LLC, (cash 7.625%, PIK 8.375%), 144A	7.625%	5/15/22	CCC+	1,758,750
900	Eagle Holding Co II LLC, (cash 7.750%, PIK 7.750%), 144A	7.750%	5/15/22	CCC+	906,750
15,261	Total Pharmaceuticals				15,460,654
	Real Estate Management & Development – 0.7%
2,700	Howard Hughes Corp/The, 144A	5.375%	3/15/25	BB-	2,789,640
1,805	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	4.875%	6/01/23	B	1,624,500
4,505	Total Real Estate Management & Development				4,414,140
	Road & Rail – 0.7%
3,760	United Rentals North America Inc	5.250%	1/15/30	BB-	3,863,400
	Semiconductors & Semiconductor Equipment – 0.5%
1,820	Entegris Inc, 144A	4.625%	2/10/26	BB	1,833,650
825	Versum Materials Inc, 144A	5.500%	9/30/24	BB+	883,781
2,645	Total Semiconductors & Semiconductor Equipment				2,717,431
	Software – 1.7%
3,750	Blackboard Inc, 144A	9.750%	10/15/21	CCC-	3,618,750
900	CDK Global Inc, 144A	5.250%	5/15/29	BB+	932,625
1,000	Fair Isaac Corp, 144A	5.250%	5/15/26	BB+	1,050,000
900	Nuance Communications Inc	5.625%	12/15/26	BB-	938,520
1,750	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	1,815,625
1,600	Symantec Corp, 144A	5.000%	4/15/25	Baa3	1,639,789
9,900	Total Software				9,995,309
	Specialty Retail – 0.7%
4,275	Rent-A-Center Inc/TX	4.750%	5/01/21	B	4,269,656
	Technology Hardware, Storage & Peripherals – 0.3%
1,170	Western Digital Corp	4.750%	2/15/26	Baa3	1,147,829

Nuveen Symphony High Yield Income Fund (continued)
(formerly known as Nuveen Symphony Credit Opportunities Fund)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Technology Hardware, Storage & Peripherals (continued)
$900	Xerox Corp	4.800%	3/01/35	BB+	$779,625
2,070	Total Technology Hardware, Storage & Peripherals				1,927,454
	Thrifts & Mortgage Finance – 1.2%
3,500	Freedom Mortgage Corp, 144A	8.125%	11/15/24	B+	2,975,000
3,150	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	BB	3,213,000
1,000	Radian Group Inc	4.875%	3/15/27	BB+	1,006,250
7,650	Total Thrifts & Mortgage Finance				7,194,250
	Trading Companies & Distributors – 0.5%
1,700	Ashtead Capital Inc, 144A	4.125%	8/15/25	BBB-	1,721,250
1,425	BMC East LLC, 144A	5.500%	10/01/24	BB	1,444,594
3,125	Total Trading Companies & Distributors				3,165,844
	Wireless Telecommunication Services – 2.4%
2,000	Altice Financing SA, 144A	6.625%	2/15/23	B+	2,050,000
3,480	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	3,575,700
2,750	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC-	2,433,750
2,250	Intelsat Jackson Holdings SA, 144A	8.500%	10/15/24	CCC+	2,227,500
3,550	Sprint Corp	7.875%	9/15/23	B+	3,860,625
14,030	Total Wireless Telecommunication Services				14,147,575
$468,815	Total Corporate Bonds (cost $407,694,275)				417,610,487

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 23.1% (5)
	Aerospace & Defense – 0.9%
$4,276	Sequa Corporation, Term Loan B	7.560%	3-Month LIBOR	5.000%	11/28/21	B	$4,192,499
985	Sequa Corporation, Term Loan, Second Lien	11.583%	3-Month LIBOR	9.000%	4/28/22	Caa2	945,523
5,261	Total Aerospace & Defense						5,138,022
	Air Freight & Logistics – 0.1%
741	Ceva Group PLC, Term Loan B	7.330%	3-Month LIBOR	5.000%	8/03/25	N/R	654,140
	Commercial Services & Supplies – 0.5%
708	Education Management LLC, Term Loan A, (4)	0.000%	N/A	N/A	7/02/20	N/R	26,560
1,023	Education Management LLC, Term Loan B, (4)	0.000%	N/A	N/A	7/02/20	N/R	2,559
3,145	iQor US, Inc., Term Loan B, First Lien	7.592%	3-Month LIBOR	5.000%	4/01/21	Caa1	3,072,495
4,876	Total Commercial Services & Supplies						3,101,614
	Communications Equipment – 0.6%
1,975	Avaya, Inc., Term Loan B	6.651%	1-Month LIBOR	4.250%	12/15/24	BB-	1,893,471

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Communications Equipment (continued)
$1,929	MultiPlan, Inc., Term Loan B	5.080%	3-Month LIBOR	2.750%	6/07/23	B+	$1,849,262
3,904	Total Communications Equipment						3,742,733
	Consumer Finance – 0.5%
2,729	Verscend Technologies, Tern Loan B	6.902%	1-Month LIBOR	4.500%	8/27/25	B+	2,736,635
	Diversified Consumer Services – 1.0%
2,414	Cengage Learning Acquisitions, Inc., Term Loan B	6.652%	1-Month LIBOR	4.250%	6/07/23	B	2,320,132
571	Education Management LLC, Elevated Term Loan B, (4)	0.000%	N/A	N/A	7/02/20	N/R	91,414
3,835	Houghton Mifflin, Term Loan B, First Lien, (DD1)	5.402%	1-Month LIBOR	3.000%	5/29/21	B	3,630,995
6,820	Total Diversified Consumer Services						6,042,541
	Diversified Financial Services – 0.2%
1,131	Getty Images, Inc., Initial Dollar Term Loan	6.938%	1-Month LIBOR	4.500%	2/19/26	B2	1,127,116
	Diversified Telecommunication Services – 1.3%
4,987	Frontier Communications Corporation, Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	BB-	4,902,095
2,836	Numericable Group S.A., Term Loan B13	6.394%	1-Month LIBOR	4.000%	8/14/26	B	2,781,984
7,823	Total Diversified Telecommunication Services						7,684,079
	Energy Equipment & Services – 0.8%
4,202	McDermott International, Term Loan	7.402%	1-Month LIBOR	5.000%	5/10/25	Ba3	4,139,771
898	Petroleum GEO-Services ASA, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B3	865,572
5,100	Total Energy Equipment & Services						5,005,343
	Equity Real Estate Investment Trust – 0.3%
1,741	Communications Sales & Leasing, Inc., Shortfall Term Loan	7.402%	1-Month LIBOR	5.000%	10/24/22	BB	1,701,088
	Food & Staples Retailing – 0.3%
1,775	JBS USA LUX SA, Term Loan	4.902%	1-Month LIBOR	2.500%	5/01/26	BB+	1,774,387
	Food Products – 0.3%
1,990	Chobani, LLC, New Term Loan, First Lien	5.902%	1-Month LIBOR	3.500%	10/07/23	B1	1,961,200
	Health Care Equipment & Supplies – 0.8%
1,696	Air Methods, Term Loan, First Lien, (DD1)	5.830%	3-Month LIBOR	3.500%	4/21/24	B	1,388,628
1,987	Onex Carestream Finance LP, Term Loan, First Lien	8.152%	1-Month LIBOR	5.750%	2/28/21	B1	1,927,545

Nuveen Symphony High Yield Income Fund (continued)
(formerly known as Nuveen Symphony Credit Opportunities Fund)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Health Care Equipment & Supplies (continued)
$1,521	Onex Carestream Finance LP, Term Loan, Second Lien	11.902%	1-Month LIBOR	9.500%	6/07/21	B-	$1,464,060
5,204	Total Health Care Equipment & Supplies						4,780,233
	Health Care Providers & Services – 1.7%
2,500	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	2,362,500
3,970	Kindred at Home Hospice, Term Loan B	6.188%	1-Month LIBOR	3.750%	7/02/25	B1	3,978,694
3,793	Prospect Medical Holdings, Term Loan B1, (DD1)	7.938%	1-Month LIBOR	5.500%	2/24/24	B3	3,590,634
10,263	Total Health Care Providers & Services						9,931,828
	Health Care Technology – 0.7%
4,000	Emdeon, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	3,980,000
	Hotels, Restaurants & Leisure – 0.7%
3,999	Stars Group Holdings, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	4,005,057
	Household Durables – 0.8%
4,271	Apex Tool Group LLC, Term Loan B	6.152%	1-Month LIBOR	3.750%	2/23/22	B2	4,117,455
660	Serta Simmons Holdings LLC, Term Loan, First Lien	5.908%	1-Month LIBOR	3.500%	11/08/23	CCC+	431,006
4,931	Total Household Durables						4,548,461
	Insurance – 0.3%
1,955	Acrisure LLC, Term Loan B	6.772%	3-Month LIBOR	4.250%	11/22/23	B	1,949,886
	Interactive Media & Services – 0.3%
1,741	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	5.576%	3-Month LIBOR	3.000%	11/03/23	BB+	1,612,170
	Internet Software & Services – 1.0%
3,929	Ancestry.com, Inc., Term Loan, First Lien	5.660%	1-Month LIBOR	3.250%	10/19/23	B	3,927,662
846	Dynatrace, Term Loan, First Lien	5.402%	1-Month LIBOR	3.000%	8/23/25	B1	845,242
88	Dynatrace, Term Loan, Second Lien	9.402%	1-Month LIBOR	7.000%	8/23/26	CCC+	88,400

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Internet Software & Services (continued)
$2,825	SkillSoft Corporation, Term Loan, Second Lien	10.689%	1-Week LIBOR	8.250%	4/28/22	Ca	$1,113,516
7,688	Total Internet Software & Services						5,974,820
	IT Services – 0.5%
2,935	Syniverse Holdings, Inc., Term Loan C	7.401%	1-Month LIBOR	5.000%	3/09/23	B2	2,706,029
	Marine – 0.2%
992	Harvey Gulf International Marine, Inc., Exit Term Loan	8.743%	3-Month LIBOR	6.000%	7/02/23	B	951,182
	Media – 1.5%
981	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 6.404%, PIK 1.750%)	6.404%	1-Month LIBOR	4.000%	4/10/24	N/R	842,224
6,776	Clear Channel Communications, Inc., Exit Term Loan, (DD1)	6.579%	3-Month LIBOR	4.000%	5/01/26	BB-	6,792,269
815	Cumulus Media, Inc., Exit Term Loan	6.910%	1-Month LIBOR	4.500%	5/15/22	B	815,361
323	McGraw-Hill Education Holdings LLC, Term Loan B	6.402%	1-Month LIBOR	4.000%	5/04/22	BB+	309,407
8,895	Total Media						8,759,261
	Oil, Gas & Consumable Fuels – 1.1%
3,913	Fieldwood Energy LLC, Exit Term Loan	7.652%	1-Month LIBOR	5.250%	4/11/22	BB-	3,644,180
3,520	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.652%	1-Month LIBOR	7.250%	4/11/23	B+	2,962,468
7,433	Total Oil, Gas & Consumable Fuels						6,606,648
	Personal Products – 0.9%
6,521	Revlon Consumer Products Corporation, Term Loan B	6.022%	3-Month LIBOR	3.500%	9/07/23	B3	5,465,538
	Professional Services – 1.5%
4,221	Ceridian HCM Holding Inc., Initial Term Loan	5.402%	1-Month LIBOR	3.000%	4/30/25	B	4,238,330
5,650	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	7.152%	1-Month LIBOR	4.750%	4/28/21	Caa2	4,896,328
9,871	Total Professional Services						9,134,658
	Software – 3.1%
1,250	Blackboard, Inc., Term Loan B4	7.601%	2-Month LIBOR	5.000%	6/18/21	B-	1,246,257
3,606	Ellucian, Term Loan B	5.580%	3-Month LIBOR	3.250%	9/30/22	B	3,600,695
4,989	Epicor Software Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	4,964,064
6,364	Greeneden U.S. Holdings II, LLC, Term Loan B	5.652%	1-Month LIBOR	3.250%	12/01/23	B2	6,299,137

Nuveen Symphony High Yield Income Fund (continued)
(formerly known as Nuveen Symphony Credit Opportunities Fund)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Software (continued)
$2,503	TIBCO Software, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	$2,510,778
18,712	Total Software						18,620,931
	Specialty Retail – 0.7%
4,308	Petsmart, Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	4,204,418
	Technology Hardware, Storage & Peripherals – 0.5%
3,233	BMC Software, Inc., Term Loan B	6.580%	3-Month LIBOR	4.250%	10/02/25	B	3,067,143
$146,572	Total Variable Rate Senior Loan Interests (cost $143,096,542)						136,967,161

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 1.5%
	Biotechnology – 1.0%
$2,950	Acorda Therapeutics Inc	1.750%	6/15/21	N/R	$2,509,344
1,796	BioMarin Pharmaceutical Inc	0.599%	8/01/24	N/R	1,864,472
1,800	Clovis Oncology Inc	2.500%	9/15/21	N/R	1,596,436
6,546	Total Biotechnology				5,970,252
	Oil, Gas & Consumable Fuels – 0.1%
475	Denbury Resources Inc, 144A	6.375%	12/31/24	N/R	306,518
	Technology Hardware, Storage & Peripherals – 0.4%
2,800	Western Digital Corp, 144A	1.500%	2/01/24	Baa3	2,514,486
$9,821	Total Convertible Bonds (cost $9,038,362)				8,791,256

Shares	Description (1)	Value
	COMMON STOCKS – 1.4%
	Diversified Consumer Services – 0.3%
131,431	Cengage Learning Holdings II Inc, (7), (8)	$1,823,605
	Internet & Direct Marketing Retail – 0.0%
652	Catalina Marketing Corp, (7), (8)	3,260
	Marine – 0.0%
2,332	HGIM Corp, (7), (8)	32,648
	Media – 0.6%
208,386	Clear Channel Outdoor Holdings Inc, (8)	983,582
183,957	iHeartMedia Inc, (7), (8)	2,911,119
9,292	Tribune Co, (3)	5,111
	Total Media	3,899,812

Shares	Description (1)	Value
	Software – 0.5%
231,551	Avaya Holdings Corp, (8)	$2,757,772
	Specialty Retail – 0.0%
11,975	Gymboree Holding Corp, (7), (8)	5,988
32,604	Gymboree Holding Corp, (7), (8)	16,302
	Total Specialty Retail	22,290
	Total Common Stocks (cost $17,607,783)	8,539,387

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1%
	Oil, Gas & Consumable Fuels – 0.1%
2,935	Fieldwood Energy LLC, (7), (8)	$88,050
14,531	Fieldwood Energy LLC, (7), (8)	435,930
	Total Common Stock Rights (cost $414,740)	523,980

Shares	Description (1)	Value
	WARRANTS – 0.0%
	Communications Equipment – 0.0%
45,063	Avaya Holdings Corp, (7)	$22,532
	Marine – 0.0%
10,423	HGIM Corp, (7)	145,922
	Total Warrants (cost $5,060,813)	168,454
	Total Long-Term Investments (cost $582,912,515)	572,600,725

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 7.6%
	INVESTMENT COMPANIES – 7.6%
44,836,876	BlackRock Liquidity Funds T-Fund, (9)	2.218% (10)	$44,836,876
	Total Short-Term Investments (cost $44,836,876)		44,836,876
	Total Investments (cost $627,749,391) – 104.0%		617,437,601
	Other Assets Less Liabilities – (4.0)% (11)		(23,657,109)
	Net Assets – 100%		$593,780,492
Investments in Derivatives
Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (12)	Current Credit Spread (13)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	Realogy Holdings Corp	Buy	8.00%	$900,000	5.000%	Quarterly	6/20/24	$85,256	$66,117	$16,139

Nuveen Symphony High Yield Income Fund (continued)
(formerly known as Nuveen Symphony Credit Opportunities Fund)
Portfolio of Investments    June 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$417,610,487	$ —*	$417,610,487
Variable Rate Senior Loan Interests	—	136,967,161	—	136,967,161
Convertible Bonds	—	8,791,256	—	8,791,256
Common Stocks	3,741,354	4,792,922	5,111	8,539,387
Common Stock Rights	—	523,980	—	523,980
Warrants	—	168,454	—	168,454
Short-Term Investments:
Investment Companies	44,836,876	—	—	44,836,876
Investments in Derivatives:
Credit Default Swap**	—	16,139	—	16,139
Total	$48,578,230	$568,870,399	$5,111	$617,453,740

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(12)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(13)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
MSCI	Morgan Stanley Capital International Inc.
N/A	Not applicable
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Symphony Floating Rate Income Fund
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 100.1%
	VARIABLE RATE SENIOR LOAN INTERESTS – 85.3% (2)
	Aerospace & Defense – 2.0%
$3,375	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	5.160%	1-Month LIBOR	2.750%	10/05/24	B	$3,056,731
2,491	Rexnord LLC/ RBS Global, Inc., Term Loan, First Lien	4.402%	1-Month LIBOR	2.000%	8/21/24	BBB-	2,491,930
6,057	Sequa Corporation, Term Loan B	7.560%	3-Month LIBOR	5.000%	11/28/21	B	5,938,377
4,444	Sequa Corporation, Term Loan, Second Lien	11.583%	3-Month LIBOR	9.000%	4/28/22	Caa2	4,266,259
2,116	Transdigm, Inc., Term Loan E	4.830%	3-Month LIBOR	2.500%	5/30/25	Ba3	2,070,988
6,868	Transdigm, Inc., Term Loan F	4.830%	3-Month LIBOR	2.500%	6/09/23	Ba3	6,753,104
25,351	Total Aerospace & Defense						24,577,389
	Air Freight & Logistics – 0.2%
1,104	PAE Holding Corporation, Term Loan B	7.902%	1-Month LIBOR	5.500%	10/20/22	B+	1,118,976
1,766	XPO Logistics, Inc., Term Loan B	4.402%	1-Month LIBOR	2.000%	2/24/25	BBB-	1,754,801
2,870	Total Air Freight & Logistics						2,873,777
	Airlines – 1.3%
1,347	Allegiant Travel Company, Term Loan B	7.065%	3-Month LIBOR	4.500%	2/05/24	BB-	1,349,998
1,949	American Airlines, Inc., Replacement Term Loan	4.412%	1-Month LIBOR	2.000%	10/10/21	BB+	1,944,780
3,875	American Airlines, Inc., Term Loan B	4.402%	1-Month LIBOR	2.000%	4/28/23	BB+	3,825,496
6,314	American Airlines, Inc., Term Loan B	4.394%	1-Month LIBOR	2.000%	12/14/23	BB+	6,224,964
2,772	United Air Lines, Inc., Term Loan B	4.152%	1-Month LIBOR	1.750%	4/01/24	BBB-	2,765,226
16,257	Total Airlines						16,110,464
	Auto Components – 0.2%
1,404	DexKo Global, Inc., Term Loan B	5.902%	1-Month LIBOR	3.500%	7/24/24	B1	1,400,946
1,500	Johnson Controls Inc., Term Loan B	5.902%	1-Month LIBOR	3.500%	4/30/26	BB	1,491,097
2,904	Total Auto Components						2,892,043
	Automobiles – 0.2%
500	Caliber Collision, Term Loan B	5.919%	1-Month LIBOR	3.500%	2/05/26	B1	500,860

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$2,364	Navistar, Inc., Term Loan B	5.910%	1-Month LIBOR	3.500%	11/06/24	Ba2	$2,362,171
2,864	Total Automobiles						2,863,031
	Beverages – 0.4%
4,549	Jacobs Douwe Egberts International B.V., Term Loan B	4.500%	1-Month LIBOR	2.000%	11/01/25	BB	4,539,309
	Biotechnology – 0.3%
4,044	Grifols, Inc., Term Loan B	4.635%	1-Week LIBOR	2.250%	1/31/25	BB+	4,037,496
	Building Products – 1.1%
1,239	Fairmount, Initial Term Loan	6.598%	3-Month LIBOR	4.000%	6/01/25	BB-	1,006,942
12,732	Quikrete Holdings, Inc., Term Loan B	5.152%	1-Month LIBOR	2.750%	11/15/23	BB-	12,529,218
13,971	Total Building Products						13,536,160
	Capital Markets – 1.6%
5,516	Capital Automotive LP, Term Loan, Second Lien	8.410%	1-Month LIBOR	6.000%	3/24/25	CCC+	5,549,294
1,990	Distributed Power, Term Loan B	5.639%	1-Month LIBOR	3.250%	11/06/25	B	1,962,638
1,062	Lions Gate Capital Holdings LLC, Term Loan A	4.402%	1-Month LIBOR	2.000%	3/22/23	Ba2	1,054,264
11,295	RPI Finance Trust, Term Loan B6	4.402%	1-Month LIBOR	2.000%	4/17/23	BBB-	11,319,363
19,863	Total Capital Markets						19,885,559
	Chemicals – 0.4%
2,000	Hexion Inc., Initial Term Loan	5.350%	3-Month LIBOR	2.750%	11/01/20	BB+	2,002,510
2,000	Momentive Performance Materials USA, Inc., Term Loan B	5.590%	3-Month LIBOR	3.250%	5/15/24	BB-	1,988,750
386	SI Group, Initial Term Loan	7.344%	3-Month LIBOR	4.750%	10/16/25	BB-	381,884
4,386	Total Chemicals						4,373,144
	Commercial Services & Supplies – 2.8%
9,327	ADS Waste Holdings, Inc., Term Loan B	4.635%	1-Week LIBOR	2.250%	11/10/23	BB+	9,327,857
1,520	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.788%	3-Month LIBOR	4.250%	6/21/24	B-	1,472,138
245	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	9,177
353	Education Management LLC, Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	884
10,789	Formula One Group, Term Loan B	4.902%	1-Month LIBOR	2.500%	2/01/24	B+	10,584,060
2,231	GFL Environmental, Term Loan	5.402%	1-Month LIBOR	3.000%	5/31/25	B+	2,198,748
347	IAA Spinco, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	348,853
5,364	iQor US, Inc., Term Loan B, First Lien	7.592%	3-Month LIBOR	5.000%	4/01/21	Caa1	5,241,447
417	iQor US, Inc., Term Loan, Second Lien	11.342%	3-Month LIBOR	8.750%	4/01/22	Caa3	358,333
321	KAR Auction Services, Inc., Term Loan B5	4.875%	3-Month LIBOR	2.500%	3/09/23	BB	321,583

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$1,449	Protection One, Inc., Term Loan	5.152%	1-Month LIBOR	2.750%	5/02/22	BB-	$1,440,547
2,373	Trans Union LLC, Term Loan B4	4.402%	1-Month LIBOR	2.000%	6/19/25	BB+	2,369,752
593	West Corporation, Incremental Term Loan B1	6.022%	3-Month LIBOR	3.500%	10/10/24	BB+	546,779
35,329	Total Commercial Services & Supplies						34,220,158
	Communications Equipment – 1.8%
9,481	Avaya, Inc., Term Loan B	6.651%	1-Month LIBOR	4.250%	12/15/24	BB-	9,089,647
2,678	CBS Radio, Inc., Term Loan B	5.152%	1-Month LIBOR	2.750%	11/18/24	BB	2,679,359
3,000	CommScope, Inc., Initial Term Loan	5.652%	1-Month LIBOR	3.250%	4/04/26	Ba1	2,995,500
2,388	Lumentum Holdings, Inc., Term Loan B	4.902%	1-Month LIBOR	2.500%	12/10/25	BB	2,379,045
2,388	Mitel US Holdings, Inc., Term Loan, First Lien	6.939%	1-Month LIBOR	4.500%	11/30/25	B	2,288,504
2,677	Plantronics, Term Loan B	4.902%	1-Month LIBOR	2.500%	7/02/25	Ba1	2,664,976
22,612	Total Communications Equipment						22,097,031
	Construction & Engineering – 0.7%
2,622	Aecom Technology Corporation, Term Loan B	4.152%	1-Month LIBOR	1.750%	3/13/25	BBB-	2,614,955
1,660	KBR, Inc, Term Loan B	6.152%	1-Month LIBOR	3.750%	4/25/25	Ba3	1,664,786
1,675	Pike Corp, Term Loan B	5.910%	1-Month LIBOR	3.500%	3/23/25	B	1,678,829
2,643	Traverse Midstream Partners, Term Loan B	6.590%	3-Month LIBOR	4.000%	9/27/24	B+	2,620,490
8,600	Total Construction & Engineering						8,579,060
	Consumer Finance – 0.6%
2,366	Vantiv LLC, Repriced Term Loan B4	4.145%	1-Week LIBOR	1.750%	8/20/24	BBB-	2,367,202
5,322	Verscend Technologies, Tern Loan B, (DD1)	6.902%	1-Month LIBOR	4.500%	8/27/25	B+	5,336,503
7,688	Total Consumer Finance						7,703,705
	Containers & Packaging – 0.6%
2,387	Berry Global Inc., Term Loan R	4.412%	1-Month LIBOR	2.000%	1/19/24	BBB-	2,366,538
3,500	Berry Global Inc., Term Loan U, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	3,480,312
1,074	Berry Global, Inc., Term Loan Q	4.412%	1-Month LIBOR	2.000%	10/03/22	BBB-	1,067,382
6,961	Total Containers & Packaging						6,914,232
	Distributors – 0.3%
2,136	Atotech, Initial Term Loan B1	5.330%	3-Month LIBOR	3.000%	1/31/24	B1	2,094,772
1,855	SRS Distribution, Inc., Term Loan B	5.652%	1-Month LIBOR	3.250%	5/24/25	B	1,783,676
3,991	Total Distributors						3,878,448
	Diversified Consumer Services – 1.5%
12,301	Cengage Learning Acquisitions, Inc., Term Loan B	6.652%	1-Month LIBOR	4.250%	6/07/23	B	11,823,208

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Consumer Services (continued)
$197	Education Management LLC, Elevated Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	$31,584
6,873	Houghton Mifflin, Term Loan B, First Lien	5.402%	1-Month LIBOR	3.000%	5/29/21	B	6,507,350
19,371	Total Diversified Consumer Services						18,362,142
	Diversified Financial Services – 0.8%
500	Blackstone CQP, Term Loan	5.887%	3-Month LIBOR	3.500%	6/07/24	B+	501,125
3,591	Getty Images, Inc., Initial Dollar Term Loan	6.938%	1-Month LIBOR	4.500%	2/19/26	B2	3,579,018
1,839	Lions Gate Entertainment Corporation, Term Loan B	4.652%	1-Month LIBOR	2.250%	3/24/25	Ba2	1,830,882
92	Veritas US, Inc., Term Loan B	6.890%	3-Month LIBOR	4.500%	1/27/23	B	84,174
11,828	Walter Investment Management Corporation, Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	Ca	4,317,089
17,850	Total Diversified Financial Services						10,312,288
	Diversified Telecommunication Services – 3.7%
901	CenturyLink, Inc., Initial Term Loan A	5.152%	1-Month LIBOR	2.750%	9/30/22	BBB-	899,721
16,792	CenturyLink, Inc., Initial Term Loan B	5.152%	1-Month LIBOR	2.750%	1/31/25	BBB-	16,432,736
5,166	Frontier Communications Corporation, Term Loan B1	6.160%	1-Month LIBOR	3.750%	6/15/24	BB-	5,078,354
1,299	Intelsat Jackson Holdings, S.A., Term Loan B5	0.000%	Fixed	6.625%	1/02/24	B1	1,307,471
6,773	Level 3 Financing, Inc., Term Loan B	4.652%	1-Month LIBOR	2.250%	2/22/24	BBB-	6,727,897
1,477	Lumos Networks, Term Loan B	5.402%	1-Month LIBOR	3.000%	11/17/24	B	1,469,821
10,044	Numericable Group S.A., Term Loan B13	6.394%	1-Month LIBOR	4.000%	8/14/26	B	9,854,069
3,523	Ziggo B.V., Term Loan E	4.894%	1-Month LIBOR	2.500%	4/15/25	BB	3,456,562
45,975	Total Diversified Telecommunication Services						45,226,631
	Electric Utilities – 0.8%
2,357	Calpine Corporation, Term Loan B5	4.830%	3-Month LIBOR	2.500%	1/15/24	BB+	2,348,010
633	Calpine Corporation, Term Loan B7	4.830%	3-Month LIBOR	2.500%	5/31/23	BB+	631,592
4,088	Texas Competitive Electric Holdings LLC, Exit Term Loan B	4.402%	1-Month LIBOR	2.000%	8/04/23	BBB-	4,088,119
2,155	Vistra Operations Co, Incremental Term Loan	4.397%	3-Month LIBOR	2.000%	12/31/25	BBB-	2,154,654
9,233	Total Electric Utilities						9,222,375
	Electronic Equipment, Instruments & Components – 0.2%
1,373	MTS Systems, Term Loan B	5.660%	1-Month LIBOR	3.250%	7/05/23	BB-	1,370,942
1,620	TTM Technologies, Inc., Term Loan B	4.939%	1-Month LIBOR	2.500%	9/28/24	BB+	1,609,234
2,993	Total Electronic Equipment, Instruments & Components						2,980,176
	Energy Equipment & Services – 0.7%
6,905	McDermott International, Term Loan	7.402%	1-Month LIBOR	5.000%	5/10/25	Ba3	6,802,015

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Energy Equipment & Services (continued)
$2,841	Seadrill Partners LLC, Initial Term Loan	8.330%	3-Month LIBOR	6.000%	2/21/21	CCC+	$2,046,266
9,746	Total Energy Equipment & Services						8,848,281
	Equity Real Estate Investment Trust – 2.2%
12,101	Communications Sales & Leasing, Inc., Shortfall Term Loan	7.402%	1-Month LIBOR	5.000%	10/24/22	BB	11,822,770
7,052	MGM Growth Properties, Term Loan B	4.402%	1-Month LIBOR	2.000%	3/23/25	BBB-	7,017,735
6,170	Realogy Group LLC, Term Loan A	4.633%	1-Month LIBOR	2.250%	2/08/23	BB+	6,070,113
1,610	Realogy Group LLC, Term Loan B	4.633%	1-Month LIBOR	2.250%	2/08/25	BB+	1,536,923
26,933	Total Equity Real Estate Investment Trust						26,447,541
	Food & Staples Retailing – 2.4%
421	Albertson's LLC, Term Loan B5	5.311%	3-Month LIBOR	3.000%	12/21/22	BB	421,723
12,466	Albertson's LLC, Term Loan B7	5.402%	1-Month LIBOR	3.000%	11/17/25	BB	12,419,353
1,483	C.H. Guenther, Term Loan, First Lien	5.152%	1-Month LIBOR	2.750%	3/31/25	B	1,474,181
434	Del Monte Foods Company, Term Loan, First Lien	5.776%	PRIME	2.250%	2/18/21	CCC+	310,973
1,924	Hearthside Group Holdings, LLC, Initial Term Loan	6.090%	1-Month LIBOR	3.688%	5/31/25	B	1,885,420
12,821	US Foods, Inc., Term Loan B	4.402%	1-Month LIBOR	2.000%	6/27/23	BBB-	12,749,212
29,549	Total Food & Staples Retailing						29,260,862
	Health Care Equipment & Supplies – 1.3%
2,288	Acelity, Term Loan B	5.580%	3-Month LIBOR	3.250%	2/03/24	B+	2,292,629
2,500	Agiliti Health, Inc., Initial Term Loan	5.500%	1-Month LIBOR	3.000%	1/04/26	B1	2,496,875
1,000	Air Methods, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	810,000
2,260	Carestream Dental Equipment, Inc., Inital Term Loan, First Lien	5.652%	1-Month LIBOR	3.250%	8/07/24	B	2,227,741
4,209	Onex Carestream Finance LP, Term Loan, First Lien	8.152%	1-Month LIBOR	5.750%	2/28/21	B1	4,082,967
1,717	Onex Carestream Finance LP, Term Loan, Second Lien	11.902%	1-Month LIBOR	9.500%	6/07/21	B-	1,652,214
2,886	Vyaire Medical, Inc., Term Loan, First Lien	7.350%	3-Month LIBOR	4.750%	4/30/25	B3	2,612,180
16,860	Total Health Care Equipment & Supplies						16,174,606
	Health Care Providers & Services – 5.4%
1,825	Acadia Healthcare, Inc., Term Loan B3	4.902%	1-Month LIBOR	2.500%	2/11/22	Ba2	1,818,827
2,246	Air Medical Group Holdings, Inc., Term Loan B, (DD1)	5.644%	1-Month LIBOR	3.250%	4/28/22	B1	2,122,039
976	Albany Molecular Research, Inc., Inital Term Loan, First Lien	5.652%	1-Month LIBOR	3.250%	8/31/24	B2	962,043
3,220	Ardent Health, Term Loan, First Lien	6.902%	1-Month LIBOR	4.500%	6/28/25	B1	3,236,081
2,760	Brightspring Health, Term Loan B	6.921%	1-Month LIBOR	4.500%	3/05/26	B1	2,751,728

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$1,456	Concentra, Inc., Term Loan B	5.210%	3-Month LIBOR	2.750%	6/01/22	B+	$1,459,826
1,286	ConvaTec Healthcare, Term Loan B	4.580%	3-Month LIBOR	2.250%	10/25/23	BB	1,284,226
4,460	Envision Healthcare Corporation, Initial Term Loan, (DD1)	6.152%	1-Month LIBOR	3.750%	10/10/25	B+	3,952,270
8,575	HCA, Inc., Term Loan B10	4.330%	3-Month LIBOR	2.000%	3/13/25	BBB-	8,589,531
879	Healogics, Inc., Initial Term Loan, First Lien	6.730%	3-Month LIBOR	4.250%	7/01/21	B3	716,184
8,492	Kindred at Home Hospice, Term Loan B, (DD1)	6.188%	1-Month LIBOR	3.750%	7/02/25	B1	8,510,739
3,333	Lifepoint Health, Inc., Term Loan B	6.904%	1-Month LIBOR	4.500%	11/16/25	B+	3,319,250
2,456	Millennium Laboratories, Inc., Term Loan B, First Lien	8.902%	1-Month LIBOR	6.500%	12/21/20	Caa3	1,135,935
13,933	Pharmaceutical Product Development, Inc., Term Loan B	4.902%	1-Month LIBOR	2.500%	8/18/22	Ba3	13,872,585
5,930	Prospect Medical Holdings, Term Loan B1, (DD1)	7.938%	1-Month LIBOR	5.500%	2/24/24	B3	5,613,712
265	Quorum Health Corp., Term Loan B	9.152%	1-Month LIBOR	6.750%	4/29/22	B1	262,895
2,777	Select Medical Corporation, Term Loan B	4.850%	3-Month LIBOR	2.500%	3/06/25	Ba2	2,771,522
3,184	Team Health, Initial Term Loan	5.152%	1-Month LIBOR	2.750%	2/06/24	B+	2,827,586
497	Universal Health Services, Inc., Term Loan B	4.152%	1-Month LIBOR	1.750%	10/31/25	BBB-	498,279
365	Vizient, Inc., Term Loan B	5.152%	1-Month LIBOR	2.750%	5/06/26	BB-	365,158
68,915	Total Health Care Providers & Services						66,070,416
	Health Care Technology – 0.8%
7,848	Emdeon, Inc., Term Loan, (DD1)	5.152%	1-Month LIBOR	2.750%	3/01/24	B+	7,801,109
2,096	Press Ganey Holdings, Inc., Term Loan B	5.152%	1-Month LIBOR	2.750%	10/23/23	B	2,095,489
9,944	Total Health Care Technology						9,896,598
	Hotels, Restaurants & Leisure – 7.4%
2,396	24 Hour Fitness Worldwide, Inc., Term Loan B	5.902%	1-Month LIBOR	3.500%	5/31/25	Ba3	2,390,415
1,863	Alterra Mountain Company, Term Loan B	5.402%	1-Month LIBOR	3.000%	7/31/24	B	1,859,015
3,951	Arby's Restaurant Group, Inc., Term Loan B	5.644%	1-Month LIBOR	3.250%	2/05/25	B	3,907,640
2,976	Boyd Gaming Corporation, Term Loan B	4.622%	1-Week LIBOR	2.250%	9/15/23	BB	2,963,746
13,169	Burger King Corporation, Term Loan B3	4.652%	1-Month LIBOR	2.250%	2/16/24	BB-	13,091,731
10,210	Caesars Entertainment Operating Company, Inc., Term Loan B	4.402%	1-Month LIBOR	2.000%	10/06/24	BB	10,138,501
7,467	Caesars Resort Collection, Term Loan, First Lien	5.152%	1-Month LIBOR	2.750%	12/22/24	BB	7,349,638
6,700	CityCenter Holdings LLC, Term Loan B	4.652%	1-Month LIBOR	2.250%	4/18/24	BB-	6,679,962

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$2,250	Equinox Holdings, Inc., Inital Term Loan, Second Lien	9.402%	1-Month LIBOR	7.000%	3/08/25	CCC+	$2,265,941
2,067	Equinox Holdings, Inc., Term Loan B1	5.402%	1-Month LIBOR	3.000%	3/08/24	B+	2,064,297
2,376	Four Seasons Holdings, Inc., Term Loan B	4.402%	1-Month LIBOR	2.000%	11/30/23	BB+	2,374,131
446	Hilton Hotels, Term Loan B2	4.154%	1-Month LIBOR	1.750%	6/21/26	BBB-	446,143
1,961	Las Vegas Sands Corporation, Term Loan B	4.152%	1-Month LIBOR	1.750%	3/27/25	BBB	1,949,262
8,535	Life Time Fitness, Inc., Term Loan B	5.272%	3-Month LIBOR	2.750%	6/15/22	BB-	8,511,445
8,367	Scientific Games Corp., Initial Term Loan B5	5.216%	1-Month LIBOR	2.750%	8/14/24	Ba3	8,251,533
8,989	Stars Group Holdings, Term Loan, (DD1)	5.830%	3-Month LIBOR	3.500%	7/10/25	B+	9,001,510
1,478	Station Casino LLC, Term Loan B	4.910%	1-Month LIBOR	2.500%	6/08/23	BB-	1,474,071
2,479	Wyndham International, Inc., Term Loan B	4.152%	1-Month LIBOR	1.750%	5/30/25	BBB-	2,474,115
3,192	Wynn Resorts Limited, Term Loan B	4.690%	1-Month LIBOR	2.250%	10/30/24	BB	3,169,832
90,872	Total Hotels, Restaurants & Leisure						90,362,928
	Household Durables – 0.2%
3,509	Serta Simmons Holdings LLC, Term Loan, First Lien	5.908%	1-Month LIBOR	3.500%	11/08/23	CCC+	2,290,664
	Household Products – 1.0%
1,247	Energizer Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	2.250%	1/02/26	BB+	1,244,543
3,125	KIK Custom Products, Inc., Term Loan B2, (DD1)	6.402%	1-Month LIBOR	4.000%	5/15/23	B3	2,955,078
8,004	Reynolds Group Holdings Inc., Incremental Term Loan	5.152%	1-Month LIBOR	2.750%	2/05/23	B+	7,956,557
12,376	Total Household Products						12,156,178
	Industrial Conglomerates – 0.2%
2,277	Emerald Expositions Holding Inc., Term Loan B	5.152%	1-Month LIBOR	2.750%	5/22/24	BB	2,241,383
	Insurance – 1.5%
2,948	Acrisure LLC, Term Loan B	6.772%	3-Month LIBOR	4.250%	11/22/23	B	2,940,287
2,661	Alliant Holdings I LLC, Term Loan B	5.404%	1-Month LIBOR	3.000%	5/10/25	B	2,591,611
3,285	Asurion LLC, Term Loan B6	5.402%	1-Month LIBOR	3.000%	11/03/23	Ba3	3,282,637
5,521	Hub International Holdings, Inc., Initial Term Loan	5.586%	3-Month LIBOR	3.000%	4/25/25	B	5,392,406
3,663	USI Holdings Corporation, Initial Term Loan	5.330%	3-Month LIBOR	3.000%	5/16/24	B	3,577,291
18,078	Total Insurance						17,784,232
	Interactive Media & Services – 0.4%
3,472	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien, (DD1)	5.576%	3-Month LIBOR	3.000%	11/03/23	BB+	3,214,819

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Interactive Media & Services (continued)
$1,990	WeddingWire, Inc., Initial Term Loan, First Lien	6.902%	1-Month LIBOR	4.500%	12/21/25	B+	$1,997,463
5,462	Total Interactive Media & Services						5,212,282
	Internet & Direct Marketing Retail – 1.0%
11,996	Uber Technologies, Inc., Term Loan	6.411%	1-Month LIBOR	4.000%	4/04/25	B1	12,018,080
	Internet Software & Services – 0.5%
1,292	Ancestry.com, Inc., Term Loan, First Lien	5.660%	1-Month LIBOR	3.250%	10/19/23	B	1,291,729
1,943	Dynatrace, Term Loan, First Lien	5.402%	1-Month LIBOR	3.000%	8/23/25	B1	1,942,376
252	Dynatrace, Term Loan, Second Lien	9.402%	1-Month LIBOR	7.000%	8/23/26	CCC+	254,241
3,498	SkillSoft Corporation, Term Loan, Second Lien	10.689%	1-Week LIBOR	8.250%	4/28/22	Ca	1,378,550
1,513	Thomson Reuters IP & S, Term Loan B	5.652%	1-Month LIBOR	3.250%	10/03/23	BB-	1,519,017
8,498	Total Internet Software & Services						6,385,913
	IT Services – 2.6%
1,009	DTI Holdings, Inc., Replacement Term Loan B1	7.333%	3-Month LIBOR	4.750%	9/30/23	B-	935,121
1,666	Gartner, Inc., Term Loan A	3.902%	1-Month LIBOR	1.500%	3/20/22	Ba1	1,670,203
2,786	Global Payments Inc., Term Loan B	4.152%	1-Month LIBOR	1.750%	10/10/25	BBB-	2,785,568
3,260	GTT Communications, Inc., Term Loan, First Lien	5.150%	1-Month LIBOR	2.750%	5/31/25	BB-	2,930,215
1,168	Leidos Holdings, Inc., Term Loan B	4.188%	1-Month LIBOR	1.750%	8/22/25	BBB-	1,168,234
1,747	NeuStar Inc., Term Loan B4, First Lien	5.902%	1-Month LIBOR	3.500%	8/08/24	BB-	1,696,872
1,521	NeuStar Inc., Term Loan, Second Lien	10.402%	1-Month LIBOR	8.000%	8/08/25	CCC+	1,454,840
1,853	Optiv Security Inc., Term Loan, First Lien	5.652%	1-Month LIBOR	3.250%	2/01/24	B2	1,699,811
1,974	Presidio, Inc., Term Loan B	5.339%	1-Month LIBOR	2.750%	2/02/24	B+	1,971,012
2,020	Sabre, Inc., Term Loan B	4.402%	1-Month LIBOR	2.000%	2/22/24	BB	2,017,134
1,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	11.401%	1-Month LIBOR	9.000%	3/11/24	CCC	742,000
8,690	Syniverse Holdings, Inc., Term Loan C	7.401%	1-Month LIBOR	5.000%	3/09/23	B2	8,011,441
2,141	Tempo Acquisition, LLC, Initial Term Loan	5.402%	1-Month LIBOR	3.000%	5/01/24	B1	2,135,167
1,500	Travelport LLC, Term Loan B	7.541%	6-Month LIBOR	5.000%	5/30/26	B2	1,415,152
1,301	WEX, Inc., Term Loan B3	4.652%	1-Month LIBOR	2.250%	5/17/26	BB-	1,291,960
33,636	Total IT Services						31,924,730
	Life Sciences Tools & Services – 0.2%
2,997	Parexel International Corporation, Initial Term Loan	5.152%	1-Month LIBOR	2.750%	9/27/24	B2	2,878,465
	Machinery – 1.3%
1,331	Columbus McKinnon Corporation, Term Loan B	4.830%	3-Month LIBOR	2.500%	1/20/24	Ba2	1,330,691

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$2,859	Gardner Denver, Inc., Term Loan B	5.152%	1-Month LIBOR	2.750%	7/30/24	BB+	$2,865,646
5,693	Gates Global LLC, Term Loan B	5.152%	1-Month LIBOR	2.750%	4/01/24	B+	5,667,787
1,177	NN, Inc., Term Loan	6.152%	1-Month LIBOR	3.750%	10/19/22	B	1,161,643
3,541	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.830%	3-Month LIBOR	4.500%	11/27/20	CCC+	3,363,150
1,325	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.330%	3-Month LIBOR	9.000%	11/27/21	CCC-	1,111,344
15,926	Total Machinery						15,500,261
	Marine – 0.4%
936	American Commercial Lines LLC, Term Loan B, First Lien	11.152%	1-Month LIBOR	8.750%	11/12/20	CCC+	636,301
4,207	Harvey Gulf International Marine, Inc., Exit Term Loan	8.743%	3-Month LIBOR	6.000%	7/02/23	B	4,035,362
5,143	Total Marine						4,671,663
	Media – 9.2%
250	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.580%	3-Month LIBOR	3.250%	7/25/21	B2	229,300
1,821	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 6.404%, PIK 1.750%)	6.404%	1-Month LIBOR	4.000%	4/10/24	N/R	1,562,817
1,938	Cable One, Inc., Term Loan B	4.160%	1-Month LIBOR	1.750%	5/01/24	BBB-	1,935,996
316	Catalina Marketing Corporation, First Out Term Loan	9.894%	1-Month LIBOR	7.500%	2/15/23	N/R	266,276
396	Catalina Marketing Corporation, Last Out Term Loan (cash 3.394%, PIK 9.500%)	3.394%	1_Month LIBOR	1.000%	8/15/23	N/R	184,917
7,078	Cequel Communications LLC, Term Loan B	4.644%	1-Month LIBOR	2.250%	1/15/26	BB	6,976,187
9,732	Charter Communications Operating Holdings LLC, Term Loan B	4.330%	3-Month LIBOR	2.000%	4/30/25	BBB-	9,732,436
2,626	Cineworld Group PLC, Initial Dollar Term Loan	4.652%	1-Month LIBOR	2.250%	2/28/25	BB-	2,586,453
18,046	Clear Channel Communications, Inc., Exit Term Loan, (DD1)	6.579%	3-Month LIBOR	4.000%	5/01/26	BB-	18,090,303
2,371	CSC Holdings LLC, Term Loan B	4.894%	1-Month LIBOR	2.500%	1/25/26	BB+	2,345,247
1,460	CSC Holdings LLC, Term Loan B	4.644%	1-Month LIBOR	2.250%	7/17/25	BB	1,439,166
4,126	Cumulus Media, Inc., Exit Term Loan, (DD1)	6.910%	1-Month LIBOR	4.500%	5/15/22	B	4,129,195
795	Gray Television, Inc., Term Loan B2	4.681%	1-Month LIBOR	2.250%	2/07/24	BB+	792,367
945	Gray Television, Inc., Term Loan C	4.931%	1-Month LIBOR	2.500%	1/02/26	BB+	945,486
1,847	IMG Worldwide, Inc., Term Loan B	5.160%	1-Month LIBOR	2.750%	5/16/25	B	1,789,737
17,857	Intelsat Jackson Holdings, S.A., Term Loan B	6.154%	1-Month LIBOR	3.750%	11/27/23	B1	17,697,750
475	Lamar Media Corporation, Term Loan B	4.125%	3-Month LIBOR	1.750%	3/14/25	BBB-	476,301

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$10,938	McGraw-Hill Education Holdings LLC, Term Loan B	6.402%	1-Month LIBOR	4.000%	5/04/22	BB+	$10,460,300
1,216	Mediacom Broadband LLC, Term Loan N	4.140%	1-Week LIBOR	1.750%	2/15/24	BBB-	1,210,677
1,856	Meredith Corporation, Term Loan B1	5.152%	1-Month LIBOR	2.750%	1/31/25	BB	1,856,938
1,982	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.910%	1-Month LIBOR	2.500%	7/03/25	BB	1,966,415
3,950	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	6.910%	1-Month LIBOR	4.500%	7/06/26	B2	3,836,437
2,529	NAI Entertainment Holdings, Term Loan B	4.910%	1-Month LIBOR	2.500%	5/08/25	BB	2,522,280
2,000	Nexstar Broadcasting, Inc., Incremental Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,995,000
1,523	Nexstar Broadcasting, Inc., Term Loan B3	4.690%	1-Month LIBOR	2.250%	1/17/24	BB	1,513,022
7,626	Nexstar Broadcasting, Inc., Term Loan B3	4.652%	1-Month LIBOR	2.250%	1/17/24	BB	7,576,135
1,058	Red Ventures LLC, Term Loan B1, First Lien	5.402%	1-Month LIBOR	3.000%	11/08/24	BB	1,057,114
5,147	Sinclair Television Group, Term Loan B2	4.660%	1-Month LIBOR	2.250%	1/03/24	BB+	5,089,062
1,841	UPC Financing Partnership, Term Loan AR1, First Lien	4.894%	1-Month LIBOR	2.500%	1/15/26	BB+	1,840,899
113,745	Total Media						112,104,213
	Mortgage Real Estate Investment Trust – 0.7%
8,240	Capital Automotive LP, Term Loan, First Lien	4.910%	1-Month LIBOR	2.500%	3/24/24	B1	8,147,778
	Multiline Retail – 0.6%
1,796	Belk, Inc., Term Loan B, First Lien, (DD1)	7.285%	3-Month LIBOR	4.750%	12/10/22	B2	1,456,580
4,534	EG America LLC, Term Loan, First Lien	6.330%	3-Month LIBOR	4.000%	2/05/25	B	4,465,346
1,386	Hudson's Bay Company, Term Loan B, First Lien	5.690%	1-Month LIBOR	3.250%	9/30/22	BB-	1,386,554
7,716	Total Multiline Retail						7,308,480
	Oil, Gas & Consumable Fuels – 2.9%
1,663	BCP Renaissance Parent LLC, Term Loan B	6.083%	3-Month LIBOR	3.500%	11/01/24	BB-	1,660,883
5,588	California Resources Corporation, Term Loan	12.777%	1-Month LIBOR	10.375%	12/31/21	B	5,694,412
6,309	California Resources Corporation, Term Loan B	7.152%	1-Month LIBOR	4.750%	12/31/22	B	6,048,825
5,125	Delek US Holdings, Inc., Initial Term Loan	4.580%	3-Month LIBOR	2.250%	3/30/25	BBB-	5,058,089
10,996	Fieldwood Energy LLC, Exit Term Loan	7.652%	1-Month LIBOR	5.250%	4/11/22	BB-	10,241,388
5,977	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.652%	1-Month LIBOR	7.250%	4/11/23	B+	5,029,985

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$2,016	Peabody Energy Corporation, Term Loan B	5.152%	1-Month LIBOR	2.750%	3/31/25	BB	$2,011,106
37,674	Total Oil, Gas & Consumable Fuels						35,744,688
	Personal Products – 1.1%
3,776	Coty, Inc., Term Loan A	4.419%	1-Month LIBOR	2.000%	4/05/23	BB	3,667,091
1,977	Coty, Inc., Term Loan B	4.669%	1-Month LIBOR	2.250%	4/05/25	BB	1,934,670
9,900	Revlon Consumer Products Corporation, Term Loan B	6.022%	3-Month LIBOR	3.500%	9/07/23	B3	8,297,504
15,653	Total Personal Products						13,899,265
	Pharmaceuticals – 2.3%
4,711	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.902%	1-Month LIBOR	3.500%	9/28/24	B-	4,458,085
1,000	Alphabet Holding Company, Inc., Initial Term Loan, Second Lien	10.152%	1-Month LIBOR	7.750%	8/15/25	CCC	892,500
998	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	4.652%	1-Month LIBOR	2.250%	5/17/26	BB	998,747
6,575	Concordia Healthcare Corp, Exit Term Loan	7.911%	1-Month LIBOR	5.500%	9/06/24	B-	6,348,816
2,947	Prestige Brands, Inc., Term Loan B4	4.402%	1-Month LIBOR	2.000%	1/26/24	BB	2,936,851
1,327	Valeant Pharmaceuticals International, Inc., Term Loan B	5.162%	1-Month LIBOR	2.750%	11/27/25	Ba2	1,320,893
11,399	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	5.412%	1-Month LIBOR	3.000%	6/02/25	Ba2	11,407,444
28,957	Total Pharmaceuticals						28,363,336
	Professional Services – 1.6%
4,010	Ceridian HCM Holding Inc., Initial Term Loan	5.402%	1-Month LIBOR	3.000%	4/30/25	B	4,025,998
2,000	Dun & Bradstreet Corp., Initial Term Loan	7.404%	1-Month LIBOR	5.000%	2/06/26	BB	2,003,130
5,563	Nielsen Finance LLC, Term Loan B4	4.412%	1-Month LIBOR	2.000%	10/04/23	BBB-	5,517,004
720	On Assignment, Inc., Initial Term Loan B1	4.402%	1-Month LIBOR	2.000%	6/03/22	BB	719,321
1,136	On Assignment, Inc., Term Loan B	4.402%	1-Month LIBOR	2.000%	4/02/25	BB	1,136,137
7,456	Skillsoft Corporation, Initial Term Loan, First Lien, (DD1)	7.152%	1-Month LIBOR	4.750%	4/28/21	Caa2	6,461,871
20,885	Total Professional Services						19,863,461
	Real Estate Management & Development – 0.9%
2,487	Forest City Enterprises LP, Term Loan B	6.402%	1-Month LIBOR	4.000%	12/07/25	B+	2,500,970
8,542	GGP, Initial Term Loan A2	4.652%	1-Month LIBOR	2.250%	8/24/23	BB+	8,320,003
11,029	Total Real Estate Management & Development						10,820,973
	Road & Rail – 0.9%
6,912	Avolon LLC, Term Loan B3	4.133%	1-Month LIBOR	1.750%	1/15/25	Baa2	6,912,586

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Road & Rail (continued)
$2,185	Savage Enterprises LLC, Initial Term Loan	6.920%	1-Month LIBOR	4.500%	8/01/25	B+	$2,191,840
2,380	United Rentals North America, Inc., Term Loan B	4.152%	1-Month LIBOR	1.750%	10/31/25	BBB-	2,383,483
11,477	Total Road & Rail						11,487,909
	Semiconductors & Semiconductor Equipment – 0.8%
1,802	Cabot Microelectronics, Term Loan B	4.688%	1-Month LIBOR	2.250%	11/15/25	BB+	1,804,468
811	Cypress Semiconductor Corp, Term Loan B	4.410%	1-Month LIBOR	2.000%	7/05/21	BBB-	811,129
1,348	Lumileds, Term Loan B	5.854%	1-Month LIBOR	3.500%	6/30/24	B	962,044
2,750	Microchip Technology., Inc, Term Loan B	4.410%	1-Month LIBOR	2.000%	5/29/25	Baa3	2,740,625
2,915	ON Semiconductor Corporation, Term Loan B3	4.152%	1-Month LIBOR	1.750%	3/31/23	Baa3	2,881,436
9,626	Total Semiconductors & Semiconductor Equipment						9,199,702
	Software – 7.4%
1,394	Applied Systems, Inc., Term Loan, First Lien	5.330%	3-Month LIBOR	3.000%	9/19/24	B2	1,384,357
2,813	Blackboard, Inc., Term Loan B4	7.601%	2-Month LIBOR	5.000%	6/18/21	B-	2,804,272
1,530	Compuware Corporation, Term Loan, First Lien, (DD1)	5.902%	1-Month LIBOR	3.500%	8/23/25	B	1,529,781
1,043	Ellucian, Term Loan B	5.580%	3-Month LIBOR	3.250%	9/30/22	B	1,041,345
2,746	Epicor Software Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	2,731,875
2,603	Greeneden U.S. Holdings II, LLC, Term Loan B	5.652%	1-Month LIBOR	3.250%	12/01/23	B2	2,577,061
9,907	Infor (US), Inc., Term Loan B	5.080%	3-Month LIBOR	2.750%	2/01/22	Ba3	9,897,355
5,158	Informatica, Term Loan B	5.652%	1-Month LIBOR	3.250%	8/06/22	B1	5,168,726
1,500	Kronos Incorporated, Initial Term Loan, Second Lien	10.829%	3-Month LIBOR	8.250%	11/01/24	CCC	1,555,320
1,325	Kronos Incorporated, Term Loan B	5.579%	3-Month LIBOR	3.000%	11/01/23	B	1,323,587
2,092	LANDesk Software Group, Inc., Term Loan, First Lien	6.670%	1-Month LIBOR	4.250%	1/20/24	B2	2,089,903
4,937	McAfee LLC, Term Loan B	6.080%	1-Month LIBOR	3.750%	9/29/24	B	4,937,731
1,312	McAfee, LLC, Initial Loan, Second Lien	10.902%	1-Month LIBOR	8.500%	9/28/25	B-	1,332,463
9,291	Micro Focus International PLC, Term Loan	4.902%	1-Month LIBOR	2.500%	6/21/24	BB-	9,125,930
1,584	Micro Focus International PLC, Term Loan B2	4.652%	1-Month LIBOR	2.250%	11/30/21	BB-	1,571,306
1,376	Micro Focus International PLC, Term Loan B3	4.902%	1-Month LIBOR	2.500%	6/21/24	BB-	1,351,340
3,113	Misys, New Term Loan, Second Lien, (DD1)	9.652%	1-Month LIBOR	7.250%	6/13/25	BB-	3,096,210
2,000	Perforce Software Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	2,000,000

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$2,960	Quintiles Transnational, Dollar Term Loan B3	4.152%	1-Month LIBOR	1.750%	6/11/25	BBB-	$2,948,018
2,038	RP Crown Parent LLC, Term Loan B	5.152%	1-Month LIBOR	2.750%	10/12/23	B1	2,031,178
5,643	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.652%	1-Month LIBOR	2.250%	4/16/25	BB+	5,628,865
3,870	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.652%	1-Month LIBOR	2.250%	4/16/25	BB+	3,860,222
5,554	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	4.652%	1-Month LIBOR	2.250%	4/16/25	BB+	5,541,676
4,226	TIBCO Software, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	4,238,941
8,467	TIBCO Software, Inc., Term Loan, First Lien	5.910%	1-Month LIBOR	3.500%	12/04/20	BB-	8,467,219
2,000	Ultimate Software, Term Loan, First Lien	6.080%	3-Month LIBOR	3.750%	5/03/26	B	2,006,460
90,482	Total Software						90,241,141
	Specialty Retail – 1.5%
3,259	Academy, Ltd., Term Loan B	6.439%	1-Month LIBOR	4.000%	7/01/22	CCC+	2,339,930
1,042	Neiman Marcus Group, Inc., Term Loan	8.402%	1-Month LIBOR	6.000%	10/25/23	CCC+	895,478
3,525	Petco Animal Supplies, Inc., Term Loan	5.833%	3-Month LIBOR	3.250%	1/26/23	B2	2,745,018
12,678	Petsmart, Inc., Term Loan, (DD1)	6.670%	1-Month LIBOR	4.250%	3/11/22	B	12,374,936
787	Serta Simmons Holdings LLC, Term Loan, Second Lien	10.394%	1-Month LIBOR	8.000%	11/08/24	CCC-	357,042
21,291	Total Specialty Retail						18,712,404
	Technology Hardware, Storage & Peripherals – 1.8%
6,372	BMC Software, Inc., Term Loan B	6.580%	3-Month LIBOR	4.250%	10/02/25	B	6,045,018
12,895	Dell International LLC, Refinancing Term Loan B	4.410%	1-Month LIBOR	2.000%	9/07/23	BBB-	12,843,686
2,648	Western Digital, Term Loan B	4.152%	1-Month LIBOR	1.750%	4/29/23	BBB-	2,598,610
21,915	Total Technology Hardware, Storage & Peripherals						21,487,314
	Trading Companies & Distributors – 1.1%
4,335	Fly Funding II Sarl, Term Loan B	4.560%	3-Month LIBOR	2.000%	2/09/23	Ba2	4,322,307
2,742	Hayward Industries, Inc., Initial Term Loan, First Lien	5.902%	1-Month LIBOR	3.500%	8/04/24	B	2,690,876
5,154	Univar, Inc., Term Loan B	4.652%	1-Month LIBOR	2.250%	7/01/24	BB+	5,146,838
1,618	Utility One Source, Initial Term Loan	7.830%	3-Month LIBOR	5.500%	4/18/23	B	1,627,815
13,849	Total Trading Companies & Distributors						13,787,836
	Transportation Infrastructure – 0.3%
1,493	Atlantic Aviation FBO Inc., Term Loan	6.160%	1-Month LIBOR	3.750%	12/06/25	BB	1,505,559
1,301	Standard Aero, Initial Term Loan B1	6.330%	3-Month LIBOR	4.000%	4/08/26	BB	1,307,899

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Transportation Infrastructure (continued)
$699	Standard Aero, Initial Term Loan B2	6.330%	3-Month LIBOR	4.000%	4/04/26	BB	$703,171
3,493	Total Transportation Infrastructure						3,516,629
	Wireless Telecommunication Services – 1.2%
14,436	Sprint Corp, Initial Term Loan	4.938%	1-Month LIBOR	2.500%	2/02/24	BB+	14,243,451
$1,080,847	Total Variable Rate Senior Loan Interests (cost $1,067,768,174)						1,044,238,281

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 12.8%
	Commercial Services & Supplies – 0.6%
$6,450	ADT Security Corp/The	6.250%	10/15/21	BB-	$6,820,875
	Communications Equipment – 1.1%
160	Avaya Inc, 144A, (5), (6)	7.000%	4/01/19	N/R	—
3,950	Avaya Inc, 144A, (5), (6)	10.500%	3/01/21	N/R	—
7,667	Intelsat Jackson Holdings SA	5.500%	8/01/23	CCC+	6,996,138
6,700	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	6,867,500
18,477	Total Communications Equipment				13,863,638
	Containers & Packaging – 0.8%
9,691	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC	5.750%	10/15/20	B+	9,715,305
	Diversified Telecommunication Services – 1.0%
3,900	CenturyLink Inc	5.800%	3/15/22	BB	4,065,750
4,000	CenturyLink Inc	6.750%	12/01/23	BB	4,315,000
4,000	Frontier Communications Corp, 144A	8.000%	4/01/27	BB-	4,160,000
11,900	Total Diversified Telecommunication Services				12,540,750
	Energy Equipment & Services – 0.2%
2,000	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	2,040,000
	Health Care Providers & Services – 1.7%
6,250	HCA Inc	6.500%	2/15/20	BBB-	6,393,681
3,350	HCA Inc	5.875%	3/15/22	BBB-	3,660,282
1,610	Tenet Healthcare Corp	6.000%	10/01/20	BB	1,660,313
2,400	Tenet Healthcare Corp	4.500%	4/01/21	BB	2,433,000
1,600	Tenet Healthcare Corp	4.375%	10/01/21	BB	1,624,000
5,000	Tenet Healthcare Corp	8.125%	4/01/22	B-	5,250,000
20,210	Total Health Care Providers & Services				21,021,276
	Hotels, Restaurants & Leisure – 1.2%
1,730	MGM Resorts International	6.750%	10/01/20	BB	1,807,850
2,400	MGM Resorts International	7.750%	3/15/22	BB	2,676,000

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$5,000	MGM Resorts International	6.000%	3/15/23	BB	$5,418,750
2,571	Scientific Games International Inc	10.000%	12/01/22	B-	2,696,336
2,000	Scientific Games International Inc, 144A	5.000%	10/15/25	Ba3	2,020,000
13,701	Total Hotels, Restaurants & Leisure				14,618,936
	Internet Software & Services – 0.2%
2,000	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	2,172,500
	Media – 1.7%
800	CCO Holdings LLC / CCO Holdings Capital Corp	5.750%	9/01/23	BB+	817,744
200	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	BBB-	201,765
4,590	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	CCC+	4,980,150
7,091	iHeartCommunications Inc, (5), (6)	9.000%	12/15/19	N/R	—
18,490	iHeartCommunications Inc, (5), (6)	12.000%	8/01/21	N/R	—
9,723	iHeartCommunications Inc	8.375%	5/01/27	B-	10,184,906
340	Intelsat Luxembourg SA	8.125%	6/01/23	CCC-	262,650
4,430	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	4,424,463
45,664	Total Media				20,871,678
	Oil, Gas & Consumable Fuels – 0.1%
1,005	Denbury Resources Inc, 144A	9.250%	3/31/22	B	942,187
	Pharmaceuticals – 1.1%
5,240	Advanz Pharma Corp	8.000%	9/06/24	B-	5,069,700
2,000	Bausch Health Cos Inc, 144A	7.000%	3/15/24	Ba2	2,125,200
6,000	Bausch Health Cos Inc, 144A	9.000%	12/15/25	B	6,703,800
13,240	Total Pharmaceuticals				13,898,700
	Real Estate Management & Development – 0.4%
5,345	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.250%	12/01/21	B	5,131,200
	Semiconductors & Semiconductor Equipment – 0.2%
621	Advanced Micro Devices Inc	7.500%	8/15/22	BB-	701,730
1,500	Advanced Micro Devices Inc	7.000%	7/01/24	BB-	1,556,400
2,121	Total Semiconductors & Semiconductor Equipment				2,258,130
	Software – 0.8%
8,870	TIBCO Software, Inc., 144A	11.375%	12/01/21	B-	9,424,375
	Wireless Telecommunication Services – 1.7%
4,450	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC-	3,938,250
5,500	Level 3 Financing Inc	5.375%	8/15/22	BB	5,506,875
7,395	Sprint Communications Inc	7.000%	8/15/20	B+	7,663,069

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Wireless Telecommunication Services (continued)
$1,600	Sprint Corp	7.250%	9/15/21	B+	$1,700,000
800	Sprint Corp	7.875%	9/15/23	B+	870,000
2,000	T-Mobile US Inc, (6)	6.000%	3/01/23	N/R	—
1,600	T-Mobile USA Inc	6.000%	3/01/23	BB+	1,636,000
23,345	Total Wireless Telecommunication Services				21,314,194
$184,019	Total Corporate Bonds (cost $155,671,531)				156,633,744

Shares	Description (1)	Value
	COMMON STOCKS – 1.9%
	Diversified Consumer Services – 0.0%
17,726	Cengage Learning Holdings II Inc, (7), (8)	$245,948
	Energy Equipment & Services – 0.1%
76,990	Transocean Ltd	493,506
2,052	Vantage Drilling International, (7), (8)	513,000
	Total Energy Equipment & Services	1,006,506
	Health Care Providers & Services – 0.0%
65,945	Millennium Health LLC, (7), (8)	989
61,430	Millennium Health LLC, (6), (8)	67,265
57,666	Millennium Health LLC, (6), (8)	57,376
	Total Health Care Providers & Services	125,630
	Internet & Direct Marketing Retail – 0.0%
7,503	Catalina Marketing Corp, (7), (8)	37,515
	Marine – 0.0%
11,073	HGIM Corp, (7), (8)	155,022
	Media – 1.5%
1,305,573	Clear Channel Outdoor Holdings Inc, (8)	6,162,305
84,586	Cumulus Media Inc	1,569,070
615,176	iHeartMedia Inc, (7), (8)	9,735,160
	Total Media	17,466,535
	Pharmaceuticals – 0.0%
18,761	Advanz Pharma Corp, (8)	307,305
	Software – 0.3%
322,590	Avaya Holdings Corp, (8)	3,842,047
	Specialty Retail – 0.0%
9,046	Gymboree Holding Corp, (7)	4,523

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Specialty Retail (continued)
24,628	Gymboree Holding Corp, (7)	$12,314
	Total Specialty Retail	16,837
	Total Common Stocks (cost $33,271,684)	23,203,345

Shares	Description (1)	Value
	WARRANTS – 0.1%
	Communications Equipment – 0.0%
16,108	Avaya Holdings Corp, (7)	$8,054
	Marine – 0.1%
49,473	HGIM Corp, (7)	692,622
	Total Warrants (cost $3,344,740)	700,676

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
3,829	Fieldwood Energy LLC, (7), (8)	$114,870
18,956	Fieldwood Energy LLC, (7), (8)	568,680
	Total Common Stock Rights (cost $541,054)	683,550
	Total Long-Term Investments (cost $1,260,597,183)	1,225,459,596

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 1.1%
	INVESTMENT COMPANIES – 1.1%
13,642,266	BlackRock Liquidity Funds T-Fund, (9)	2.218% (10)	$13,642,266
	Total Short-Term Investments (cost $13,642,266)		13,642,266
	Total Investments (cost $1,274,239,449) – 101.2%		1,239,101,862
	Other Assets Less Liabilities – (1.2)%		(14,397,545)
	Net Assets – 100%		$1,224,704,317

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$1,044,238,281	$ —	$1,044,238,281
Corporate Bonds	—	156,633,744	—*	156,633,744
Common Stocks	12,374,233	10,704,471	124,641	23,203,345
Warrants	—	700,676	—	700,676
Common Stock Rights	—	683,550	—	683,550
Short-Term Investments:
Investment Companies	13,642,266	—	—	13,642,266
Total	$26,016,499	$1,212,960,722	$124,641	$1,239,101,862

*	Value equals zero as of the end of the reporting period.

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    June 30, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not applicable
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.